SHARE CAPITAL (Investment Agreements) (Narrative) (Details) (USD $) In Thousands, except Share data, unless otherwise specified	0 Months Ended							1 Months Ended			12 Months Ended					0 Months Ended	12 Months Ended			1 Months Ended	0 Months Ended			1 Months Ended				1 Months Ended
	Aug. 29, 2012	Aug. 08, 2012	Aug. 08, 2012	May 31, 2012	May 22, 2012	Apr. 17, 2012	Dec. 02, 2010	Oct. 19, 2011	Feb. 23, 2011	Jan. 31, 2010	Dec. 31, 2012	Aug. 28, 2012	May 24, 2012	May 16, 2012	Dec. 31, 2011	Dec. 02, 2010 Series A Warrants [Member]	Dec. 31, 2012 Series A Warrants [Member]	Oct. 19, 2011 Series A Warrants [Member]	Dec. 23, 2010 Series A Warrants [Member]	Oct. 19, 2011 Series B Warrants [Member]	Feb. 09, 2011 Series B Warrants [Member]	Dec. 02, 2010 Series B Warrants [Member]	Nov. 28, 2011 Series B Warrants [Member]	Feb. 23, 2011 Private Placement [Member]	Dec. 31, 2012 Private Placement [Member]	Aug. 28, 2012 Private Placement [Member]	Apr. 17, 2012 Private Placement [Member]	Feb. 23, 2011 Registered Direct Warrants [Member]
Stockholders' Equity [Line Items]
Placement agent fees and other offering expenses	$ 289		$ 2,514				$ 2,240			$ 4,650
Units sold				570,755	632,057	540,000	166,667	135,010		168,667
Ordinary shares, shares issued							41,667	135,010		42,167	9,099,805				704,489		135,010						65,749	75,695				90,978
Number of shares authorized to be repurchased		825,000	825,000	14,269	15,802					21,084								135,010		67,501				56,776	26,481	148,937	13,500	45,509
Ratio of shares per unit										1/15
Amount of warrant to purchase ordinary share										$ 0.033						$ 20,841.000						$ 10,417.000
Share, price per share		$ 5.0	$ 5.0	$ 11.5	$ 3.5	$ 2.55	$ 60.0			$ 8.0		$ 5.0	$ 11.5	$ 3.5						$ 11.25		$ 60.0		$ 36.0		$ 6.25		$ 36.0
Warrants, additional shares issued										1,582										3,375				1,893				2,275
Options exercised, average exercise price per share				$ 14.375	$ 4.375					$ 150.0000	$ 1.48	$ 5.0				$ 78.0		$ 7.5	$ 60.0	$ 0.15		$ 0.6		$ 48.0	$ 5.5769		$ 3.1875	$ 48.0
Exercisable options (in years)										5	6.85													5
Offering expenses				643	278	149		236
Placement agent fees				5,921	1,934	1,228		1,300	5,500
Options exercised	825,000								542		(1,093)						113,342				10,308
Intrinsic value of options exercised during the period																	850,065
Shares issued		5,500,000	5,500,000	570,755	632,057	540,000											21,668
Public offering, price per share		$ 5.0	$ 5.0									$ 5.0
Proceeds from issuance of IPO	$ 3,836		$ 24,986